Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	€ 775.1	€ 732.9
Cost of sales	(550.9)	(528.2)
Gross profit	224.2	204.7
Other operating expenses	(114.5)	(98.1)
Exceptional items	(30.1)	(19.0)
Operating profit	79.6	87.6
Finance income	1.1	0.9
Finance costs	(30.1)	(15.5)
Net financing costs	(29.0)	(14.6)
Profit before tax	50.6	73.0
Taxation	(9.4)	(17.0)
Profit for the period	41.2	56.0
Equity owners of the parent	€ 41.2	€ 56.0
Earnings per share
Basic and diluted earnings per share (in euros per share)	€ 0.24	€ 0.32